UNITES STATES
        SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                             FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report                   for the Calendar Year or Quarter Ended
                          ________December 31, 2002______ (Please read
                          instructions before preparing form.)
If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

_______One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105________
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Business Address              (Street)           (City)     (State) (ZIP)

__________Bryant Cherry, Vice President__________________(415) 778-0200_______
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                            ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a) The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___3_ dav of___ __February ___, 2003

                        ____Parnassus Investments_______
                        --------------------------------
                 (Name of Institutional Investment Manager)

            (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer        Item 2:         Item 3:      Item 4:     Item 5: Shares  Item 6:           Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number Fair Market of Principal    Investment        Managers     Authority
                                                           Value       Amount          Discretion                     (Shares)
                                                                                   (a) Sole   (b)    (c)   (a) Sole    (b)     (c)
Agilent Technologies, Inc.     Common Stock   00846U101    6,915       385,000            X                           385,000
Ambac Financial Group, Inc.    Common Stock   023139108    2,576       45,800             X                            45,800
Adaptec, Inc.                  Common Stock   00651F108    2,212       391,500            X                           391,500
Agere Systems, Inc.            Common Stock   00845V100    11,808      8,200,000          X                          8,200,000
American International Group   Common Stock   026874107    13,016      225,000            X                           225,000
Inc.
Arthur J. Gallagher & Co.      Common Stock   363576109    4,995       170,000            X                           170,000
Applied Materials, Inc.        Common Stock   038222105    14,985      1,150,000          X                          1,150,000
Advanced Micro Devices, Inc.   Common Stock   007903107     517        80,000             X                            80,000
AGL Resources, Inc.            Common Stock   001204106    1,337       55,000             X                            55,000
Avocent Corporation            Common Stock   053893103     444        20,000             X                            20,000
American Express Company       Common Stock   025816109    12,549      355,000            X                           355,000
Becton Dickinson & Company     Common Stock   075887109    10,128      330,000            X                           330,000
Baldor Electric                Common Stock   057741100    3,450       174,700            X                           174,700
BellSouth Corporation          Common Stock   079860102    2,846       110,000            X                           110,000
Banta Corp.                    Common Stock   066821109    3,699       118,300            X                           118,300
Bob Evans Farms, Inc.          Common Stock   096761101     934        40,000             X                            40,000
Boston Scientific Corporation  Common Stock   101137107     425        10,000             X                            10,000
Cardinal Health, Inc.          Common Stock   14149Y108    16,780      283,500            X                           283,500
Chubb Corporation              Common Stock   171232101    1,305       25,000             X                            25,000
Cadence Design Systems         Common Stock   127387108    4,068       345,000            X                           345,000
Golden State Bancorp          Preferred Stock 130214208    3,902       150,000            X                           150,000
Preferred
Cognex Corporation             Common Stock   192422103    10,328      560,400            X                           560,400
Clorox Company                 Common Stock   189054109     619        15,000             X                            15,000
Credence Systems Corporation   Common Stock   225302108    1,633       175,000            X                           175,000
Costco Wholesale Corporation   Common Stock   22160K105    12,346      440,000            X                           440,000
Cisco Systems Inc.             Common Stock   17275R102    27,183      2,075,000          X                          2,075,000
Cytyc Corporation              Common Stock   232946103    3,825       375,000            X                           375,000
Genentech, Inc.                Common Stock   368710406    14,425      435,000            X                           435,000
Energen Corporation            Common Stock   29265N108     291        10,000             X                            10,000
Equitable Resources, Inc.      Common Stock   294549100     491        14,000             X                            14,000
Electro Scientific             Common Stock   285229100    1,200       60,000             X                            60,000
Industries, Inc.
FEI Company                    Common Stock   30241L109    5,205       340,400            X                           340,400
First Republic Preferred      Preferred Stock 336163407     787        31,000             X                            31,000
Cedar Fair, L.P.               Common Stock   150185106    2,254       95,600             X                            95,600
Golden West Financial          Common Stock   381317106     719        10,000             X                            10,000
Corporation
Genuine Parts Company          Common Stock   372460105    3,388       110,000            X                           110,000
Gap, Inc.                      Common Stock   364760108    6,208       400,000            X                           400,000
International Business         Common Stock   459200101     233         3,000             X                            3,000
Machines Corporation
Idacorp Inc.                   Common Stock   451107106     956        38,500             X                            38,500
Intel Corporation              Common Stock   458140100    24,134      1,550,000          X                          1,550,000
Invitrogen Corporation         Common Stock   46185R100    7,090       226,300            X                           226,300
JDS Uniphase Corporation       Common Stock   46612J101    2,779       1,125,000          X                          1,125,000
Johnson & Johnson              Common Stock   478160104    18,799      350,000            X                           350,000
KLA Instruments Corporation    Common Stock   S12979993     884        25,000             X                            25,000
Knight Ridder, Inc.            Common Stock   499040103     347         5,500             X                            5,500
KeySpan Corporation            Common Stock   49337W100    7,224       205,000            X                           205,000
Longs Drug Stores Corporation  Common Stock   543162101    2,593       125,000            X                           125,000
Eli Lilly & Co.                Common Stock   532457108    3,175       50,000             X                            50,000
Lam Research Corporation       Common Stock   512807108     702        65,000             X                            65,000
LSI Logic Corporation          Common Stock   502161102    9,521       1,650,000          X                          1,650,000
McKesson Corporation           Common Stock   58155Q103    14,326      530,000            X                           530,000
MedImmune, Inc.                Common Stock   584699102    9,129       336,000            X                           336,000
MedQuist Inc.                  Common Stock   584949101     807        39,835             X                            39,835
Mentor Graphics Corporation    Common Stock   587200106    13,460      1,712,500          X                          1,712,500
McGraw-Hill Company            Common Stock   580645109    6,044       100,000            X                           100,000
Modine Manufacturing Company   Common Stock   607828100     214        12,100             X                            12,100
Merck & Company, Inc.          Common Stock   589331107    6,227       110,000            X                           110,000
Micron Technology, Inc.        Common Stock   595112103     974        100,000            X                           100,000

Mylan Laboratories             Common Stock   628530107    1,047       30,000             X                            30,000
New Jersey Resources           Common Stock   646025106    4,168       131,600            X                           131,600
Nokia Corporation              Common Stock   654902204    6,355       410,000            X                           410,000
NVIDIA Corporation             Common Stock   67066G104    1,151       100,000            X                           100,000
Novellus Systems               Common Stock   670008101    17,396      619,532            X                           619,532
Northwest Natural Gas Company  Common Stock   667655104     677        25,000             X                            25,000
ONEOK, Inc.                    Common Stock   682680103    1,251       65,100             X                            65,100
ONYX Software Corporation      Common Stock   683402101    2,015       1,300,000          X                          1,300,000
Pitney Bowes, Inc.             Common Stock   724479100    1,306       40,000             X                            40,000
Patterson Dental Company       Common Stock   703412106     219         5,000             X                            5,000
Pfizer Inc.                    Common Stock   717081103    17,731      580,000            X                           580,000
People's Energy Corporation    Common Stock   711030106    5,411       140,000            X                           140,000
RadiSys Corporation            Common Stock   750459109     305        38,200             X                            38,200
IMS Health, Inc.               Common Stock   449934108    8,000       500,000            X                           500,000
SBC Communications, Inc.       Common Stock   78387G103    2,033       75,000             X                            75,000
Schwab (Charles) Corporation   Common Stock   808513105    14,376      1,325,000          X                          1,325,000
Siebel Systems, Inc.           Common Stock   826170102     740        100,000            X                           100,000
SEI Corporation                Common Stock   S14880991    8,458       311,200            X                           311,200
Sara Lee                       Common Stock   803111103     225        10,000             X                            10,000
Student Loan Marketing         Common Stock   863871505     208         2,000             X                            2,000
Association
Solectron Corporation          Common Stock   834182107     178        50,000             X                            50,000
Snap-on, Inc.                  Common Stock   833034101    5,060       180,000            X                           180,000
SonicWALL, Inc.                Common Stock   835470105    10,799      2,975,000          X                          2,975,000
St. Paul Companies, Inc.       Common Stock   792860108    1,703       50,000             X                            50,000
Stanley Works                  Common Stock   854616109    3,752       108,500            X                           108,500
Sybron Dental Specialties,     Common Stock   871142105     665        44,600             X                            44,600
Inc.
TECO Energy Inc.               Common Stock   S15383995    8,122       525,000            X                           525,000
Target Corporation             Common Stock   87612E106    9,000       300,000            X                           300,000
UGI Corporation                Common Stock   902681105    4,386       117,300            X                           117,300
Vitesse Semiconductor          Common Stock   928497106    10,925      5,000,000          X                          5,000,000
Corporation
Verizon Communications         Common Stock   92343V104    3,100       80,000             X                            80,000
WD-40 Company                  Common Stock   929236107     798        30,200             X                            30,200
Wells Fargo Company            Common Stock   949740104     703        15,000             X                            15,000
WGL Holdings Inc.              Common Stock   92924F106     285        11,900             X                            11,900
Xilinx, Inc.                   Common Stock   983919101    1,051       51,000             X                            51,000
Dentsply International Inc.    Common Stock   249030107     372        10,000             X                            10,000
Zions Capital Trust           Preferred Stock 989703202    1,048       40,000             X                            40,000
Adaptec Inc. Convertible        Convertible   00651FAC2    1,921       2,000,000          X                          2,000,000
                                   Bond
Agere Systems Convertible       Convertible   00845VAA8     404        524,000            X                           524,000
                                   Bond
LSI Logic Convertible           Convertible   502161AD4    1,909       2,000,000          X                          2,000,000
                                   Bond
LSI Logic Convertible           Convertible   502161AE2    4,016       4,500,000          X                          4,500,000
                                   Bond
Mentor Graphics Convertible     Convertible   587200AA4    7,275       9,000,000          X                          9,000,000
                                   Bond
ONI Systems Corporation         Convertible   68273FAA1    1,485       1,665,000          X                          1,665,000
                                   Bond
Quantum Corporation             Convertible   747906AC9    6,596       7,715,000          X                          7,715,000
Convertible                        Bond
Radisys Corporation             Convertible   750459AB5     831        1,000,000          X                          1,000,000
Convertible                        Bond
Vitesse Semiconductor           Convertible   928497AB2    2,697       3,250,000          X                          3,250,000
                                   Bond
                 GRAND TOTALS                                      $521,564

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